Provisions - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Reconciliation Of Changes In Provisions

	June 30, 2022 € ‘000s (Unaudited)	December 31, 2021 € ‘000s (Audited)
Withholding, indirect and gaming taxes

As at the beginning of the period	47,715	45,766
Settled in the period	—	(706)
Effects of movements in exchange rates	190	840
Provided in the period	257	3,425
Amounts transferred to accruals during the year	—	(1,610)

As at the end of the period	48,162	47,715

Current	48,162	47,715
Non-current	—	—

Total Provisions	48,162	47,715

	2021 € ‘000s	2020 € ‘000s

License review provision
As at the beginning of the year	—	24,265
Settled in the year	—	(13,556)
Amounts transferred to accruals during the year	—	(10,709)
Provided in the year	—	—

As at the end of the year	—	—

Withholding, indirect and gaming taxes
As at the beginning of the year	45,766	22,797
Arising on business combinations	—	17,879
Settled in the year	(706)	(110)
Provided in the year	3,425	5,200
Effects of movements in exchange rates	840	—
Amounts transferred to accruals during the year	(1,610)	—

As at the end of the year	47,715	45,766

Current	47,715	45,766
Non-current	—	—

Total provisions	47,715	45,766